Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued
Preferred stock,. shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	2,227,447	2,200,667
Common stock, shares outstanding	2,227,447	2,200,667